Business Segments - Schedule of Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Capital Markets segment:
Total revenues	$ 277,871	$ 175,364	$ 689,236		$ 567,839		$ 746,421	$ 1,388,494
Direct cost of services	31,291	49,659	107,207		168,008		213,901	214,065
Cost of goods sold	35,001	40,312	106,847		118,897		167,634	172,836
Other selling, general and administrative expenses	143,892	161,075	453,649		518,029		689,410	704,673
Restructuring charge	184	116	505		925		1,522	2,131
Impairment of goodwill and tradenames			1,500		27,681		105,373	70,333
Interest expense - Securities lending and loan participations sold	2,094	6,359	4,781		65,055		66,128	145,435
Depreciation and amortization			27,232	[1]	34,127	[1]	45,405	49,604
Segment income (loss)	65,409	(82,157)	14,747		(330,756)		(497,547)	79,021
Interest income	1,491	1,432	3,469		2,892		3,600	3,859
Dividend income	564	675	821		4,139		4,462	12,747
Realized and unrealized gains (losses) on investments	32,756	(22,197)	28,472		(212,362)		(263,686)	(162,053)
Change in fair value of financial instruments and other	(3,314)		9,492				4,777	(3,998)
Gain on sale and deconsolidation of businesses		476	86,213	[1]	790	[1]		15,903
Income from equity investments	9,193	6	34,244	[1]	12	[1]	31	(152)
Loss on extinguishment of debt	(950)	(5,900)	(21,643)		(5,780)		(18,725)	(5,409)
Interest expense:
Interest expense	(18,769)	(32,996)	(72,685)		(102,195)
Provision for income taxes	1,183	9,950	1,194		17,803		22,013	(39,115)
Income (loss) from continuing operations	97,419	(150,611)	149,144		(661,063)		(922,409)	(177,207)
Net income (loss)	95,553	(287,598)	219,985	[1]	(769,333)	[1]	(774,939)	(105,631)
Net income (loss) attributable to noncontrolling interests	4,470	(3,201)	(594)		(2,167)		(10,665)	(5,721)
Net income (loss) attributable to Registrant	91,083	(284,397)	220,579		(767,166)		(764,274)	(99,910)
Preferred stock dividends							8,060	8,057
Operating Segments [Member]
Capital Markets segment:
Total revenues	277,871	175,364	689,236		567,839		91,236	48,356
Direct cost of services							42,150	30,072
Cost of goods sold							1,962	353
Employee compensation and benefits							22,491	11,252
Professional services							2,950	2,433
Occupancy-related costs							10,085	3,723
Other selling, general and administrative expenses							13,208	6,300
Depreciation and amortization							5,989	3,971
Segment income (loss)	78,598	(61,926)	66,067		(269,708)		(420,783)	154,955
All Other [Member]
Capital Markets segment:
Total revenues							746,421	1,388,494
Direct cost of services	(3,377)	(10,453)	(15,543)		(32,119)
Employee compensation and benefits	(3,598)	(5,541)	(12,918)		(17,049)
Professional services	(483)	(754)	(1,713)		(2,172)
Occupancy-related costs	(1,685)	(2,634)	(5,620)		(7,799)
Other selling, general and administrative expenses	(2,294)	(3,133)	(9,026)		(8,971)
Depreciation and amortization	(597)	(1,698)	(2,625)		(4,289)
Capital Markets segment [Member]
Interest expense:
Interest expense		(153)	(49)		(465)
Capital Markets segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	116,219	(24,690)	188,933		(49,513)		(68,281)	571,002
Employee compensation and benefits	(39,554)	(18,397)	(91,600)		(92,134)		123,520	154,514
Professional services	(1,192)	(1,225)	(5,100)		(3,280)		4,012	18,967
Occupancy-related costs	(1,601)	(2,061)	(5,392)		(6,101)		8,189	9,242
Other selling, general and administrative expenses	(10,525)	(8,770)	(35,860)		(31,968)		42,823	42,270
Interest expense - Securities lending and loan participations sold	(2,094)	(6,359)	(4,781)		(65,055)		66,128	145,435
Depreciation and amortization	(555)	(817)	(1,938)		(2,333)		3,155	3,998
Segment income (loss)	60,698	(62,319)	44,262		(250,384)		(316,108)	194,843
Wealth Management segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	42,403	50,059	128,302		152,714		200,746	198,245
Employee compensation and benefits	(30,995)	(40,546)	(94,164)		(120,269)		156,715	152,309
Professional services	(749)	(904)	(1,740)		(1,848)		2,814	3,127
Occupancy-related costs	(3,137)	(2,589)	(11,132)		(8,721)		11,464	13,935
Other selling, general and administrative expenses	65	(4,195)	(11,857)		(14,601)		19,146	21,408
Restructuring charge								61
Depreciation and amortization	(397)	(1,045)	(1,814)		(3,148)		4,177	4,308
Segment income (loss)	7,190	780	7,595		4,127		6,430	3,097
Communications segment [Member]
Interest expense:
Interest expense	(1,475)	(2,040)	(4,688)		(7,057)
Communications segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	60,366	67,559	187,043		229,134		295,024	337,689
Direct cost of services	(27,914)	(36,253)	(90,112)		(131,346)		165,302	183,993
Cost of goods sold	(1,026)	(1,350)	(4,260)		(4,323)		6,088	7,848
Employee compensation and benefits	(6,913)	(7,828)	(21,013)		(25,667)		33,351	43,090
Professional services	(463)	(1,112)	(2,050)		(3,713)		5,022	3,743
Occupancy-related costs	(1,889)	(2,351)	(5,861)		(7,683)		9,919	11,629
Other selling, general and administrative expenses	(5,329)	(5,374)	(16,673)		(17,073)		24,244	25,180
Restructuring charge		(116)			(379)		379	1,540
Depreciation and amortization	(4,792)	(4,868)	(14,375)		(16,750)		21,548	25,941
Segment income (loss)	12,040	8,307	32,699		22,200		29,171	34,725
Communications segment [Member] | All Other [Member]
Capital Markets segment:
Cost of goods sold	(368)	(428)	(1,189)		(1,566)
Consumer Products segment [Member]
Interest expense:
Interest expense	(656)	(1,001)	(1,516)		(3,446)
Consumer Products segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	46,967	49,793	132,354		152,739
Cost of goods sold	(33,607)	(36,406)	(98,267)		(109,270)
Employee compensation and benefits	(8,941)	(9,701)	(28,002)		(30,117)
Professional services	(1,060)	(2,686)	(3,035)		(6,702)
Occupancy-related costs	(1,465)	(1,658)	(4,398)		(4,836)
Other selling, general and administrative expenses	(1,144)	(914)	(3,547)		(3,947)
Restructuring charge	(184)		(220)		(546)
Impairment of goodwill and tradenames			(1,500)		(27,681)
Depreciation and amortization	(1,896)	(1,934)	(5,760)		(5,862)
Segment income (loss)	(1,330)	(3,506)	(12,375)		(36,222)
E-Commerce segment [Member]
Interest expense:
Interest expense		(390)	(396)		(647)
E-Commerce segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues		8,982	6,997		13,978
Direct cost of services		(2,953)	(1,552)		(4,543)
Cost of goods sold		(2,128)	(3,131)		(3,738)
Employee compensation and benefits		(4,554)	(3,153)		(7,107)
Professional services		(1,656)	(2,141)		(2,663)
Occupancy-related costs		(759)	(642)		(1,795)
Other selling, general and administrative expenses		(1,568)	(2,454)		(2,639)
Depreciation and amortization		(552)	(38)		(922)
Segment income (loss)		(5,188)	(6,114)		(9,429)
Corporate [Member]
Capital Markets segment:
Total revenues	464		2,157
Employee compensation and benefits	(7,038)	(10,695)	(27,318)		(35,243)
Professional services	(7,937)	(7,538)	(25,984)		(24,110)
Occupancy-related costs	(1,746)	(2,123)	(5,081)		(6,058)
Other selling, general and administrative expenses	4,215	1,256	10,905		9,995
Restructuring charge			(285)
Depreciation and amortization	(197)	(151)	(530)		(454)
Segment income (loss)	65,409	(82,157)	14,747		(330,756)
Interest income	1,491	1,432	3,469		2,892
Dividend income	564	675	821		4,139
Realized and unrealized gains (losses) on investments	32,756	(22,197)	28,472		(212,362)
Change in fair value of financial instruments and other	(3,314)		9,492
Gain on sale and deconsolidation of businesses		476	86,213		790
Gain on senior note exchange	12,222		67,208
Income from equity investments	9,193	6	34,244		12
Loss on extinguishment of debt	(950)	(5,900)	(21,643)		(5,780)
Interest expense:
Interest expense	(16,638)	(29,412)	(66,036)		(90,580)
Income (loss) from continuing operations before income taxes	98,602	(140,661)	150,338		(643,260)
Provision for income taxes	(1,183)	(9,950)	(1,194)		(17,803)
Income (loss) from continuing operations	97,419	(150,611)	149,144		(661,063)
(Loss) income from discontinued operations, net of income taxes	(1,866)	(136,987)	70,841		(108,270)
Net income (loss)	95,553	(287,598)	219,985		(769,333)
Net income (loss) attributable to noncontrolling interests	4,470	(3,201)	(594)		(2,167)
Net income (loss) attributable to Registrant	91,083	(284,397)	220,579		(767,166)
Preferred stock dividends	2,015	2,015	6,045		6,045
Net income (loss) available to common shareholders	89,068	(286,412)	214,534		(773,211)
Corporate [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues							598
Employee compensation and benefits							45,156	57,614
Professional services							32,200	16,136
Occupancy-related costs							8,036	7,659
Other selling, general and administrative expenses							(16,233)	(15,972)
Depreciation and amortization							604	749
Segment income (loss)							(497,547)	79,021
Interest income							3,600	3,859
Dividend income							4,462	12,747
Realized and unrealized gains (losses) on investments							(263,686)	(162,053)
Change in fair value of financial instruments and other							4,777	(3,998)
Income from equity investments							31	(152)
Loss on extinguishment of debt							(18,725)	(5,409)
Interest expense:
Provision for income taxes							22,013	(39,115)
Income (loss) from continuing operations							(922,409)	(177,207)
(Loss) income from discontinued operations, net of income taxes							147,470	71,576
Net income (loss)							(774,939)	(105,631)
Net income (loss) attributable to noncontrolling interests							(10,665)	(5,721)
Net income (loss) attributable to Registrant							(764,274)	(99,910)
Preferred stock dividends							8,060	8,057
Revenues - Services and fees [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues							89,449	47,992
Revenues - Services and fees [Member] | All Other [Member]
Capital Markets segment:
Total revenues	11,147	23,273	42,304		67,365
Revenues - Services and fees [Member] | Capital Markets segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	65,352	30,437	129,652		141,026		192,499	249,036
Revenues - Services and fees [Member] | Wealth Management segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	34,342	49,389	114,429		150,153		197,468	193,487
Revenues - Services and fees [Member] | Communications segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	59,363	66,241	183,268		225,055		289,435	330,952
Revenues - Services and fees [Member] | E-Commerce segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues		5,233	3,469		7,964
Trading gains (losses), net [Member]
Capital Markets segment:
Total revenues	53,012	(1,238)	64,521		(50,226)		(57,007)	21,603
Trading gains (losses), net [Member] | Capital Markets segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	44,951	(1,908)	50,648		(52,787)		(60,285)	16,845
Trading gains (losses), net [Member] | Wealth Management segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	8,061	670	13,873		2,561		3,278	4,758
Fair value adjustment on loans [Member]
Capital Markets segment:
Total revenues	1,299	(71,477)	(5,997)		(259,260)		(325,498)	20,225
Fair value adjustment on loans [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	1,299	(71,477)	(5,997)		(259,260)
Fair value adjustment on loans [Member] | Capital Markets segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	1,299	(71,477)	(5,997)		(259,260)
Fair value adjustment on loans [Member] | Wealth Management segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Fair value adjustment on loans [Member] | Communications segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Fair value adjustment on loans [Member] | Consumer Products segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Fair value adjustment on loans [Member] | E-Commerce segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Interest income - loans [Member]
Capital Markets segment:
Total revenues	2,094	11,251	9,143		51,894		54,141	123,244
Interest income - loans [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	2,094	11,251	9,143		51,894
Interest income - loans [Member] | Capital Markets segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	2,094	11,251	9,143		51,894		54,141	123,244
Interest income - loans [Member] | Wealth Management segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Interest income - loans [Member] | Communications segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Interest income - loans [Member] | Consumer Products segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Interest income - loans [Member] | E-Commerce segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Interest income - securities lending [Member]
Capital Markets segment:
Total revenues	2,523	7,007	5,487		69,614		70,862	161,652
Interest income - securities lending [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	2,523	7,007	5,487		69,614
Interest income - securities lending [Member] | Capital Markets segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	2,523	7,007	5,487		69,614		70,862	161,652
Interest income - securities lending [Member] | Wealth Management segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Interest income - securities lending [Member] | Communications segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Interest income - securities lending [Member] | Consumer Products segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Interest income - securities lending [Member] | E-Commerce segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues
Revenues - Sale of goods
Capital Markets segment:
Total revenues							220,619	240,303
Cost of goods sold	48,275	55,248	140,803		164,254
Revenues - Sale of goods | Operating Segments [Member]
Capital Markets segment:
Total revenues							1,787	364
Revenues - Sale of goods | Communications segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	1,003	1,318	3,775		4,079		5,589	6,737
Revenues - Sale of goods [Member]
Capital Markets segment:
Total revenues	48,275	55,248	140,803		164,254		$ 220,619	$ 240,303
Revenues - Sale of goods [Member] | All Other [Member]
Capital Markets segment:
Total revenues	305	388	1,146		1,422
Revenues - Sale of goods [Member] | Communications segment [Member] | All Other [Member]
Capital Markets segment:
Total revenues	11,452	23,661	43,450		68,787
Revenues - Sale of goods [Member] | Consumer Products segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues	46,967	49,793	132,354		152,739
Revenues - Sale of goods [Member] | E-Commerce segment [Member] | Operating Segments [Member]
Capital Markets segment:
Total revenues		$ 3,749	$ 3,528		$ 6,014

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.